Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Summary of option activity

		Weighted		Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		RMB		RMB
Outstanding, as of January 1, 2018	10,319,125	3.72
Exercised	(886,362)	3.99
Forfeited	(8,292)	4.54
Outstanding, as of December 31, 2018	9,424,471	3.92	5.61	1.11
Vested and expected to vest as of December 31, 2018	9,424,471
Exercisable as of December 31, 2018	9,424,471	4.54	5.61	0.49

Summary of restricted share activity

		Weighted
		Average
	Number of	Grant-date
	Shares	Fair Value
		RMB
Unvested, as of January 1, 2018	5,511,413	10.07
Granted	—	—
Forfeited	(1,820,716)	(10.70)
Vested	(2,449,345)	(10.48)
Unvested, as of December 31, 2018	1,241,352	10.88